SUBSEQUENT EVENTS - Additional Information (Detail) (Acquisition, USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
Feb. 29, 2012 Person
Beijing Sunwin Technology Co Ltd
Subsequent Event [Line Items]
Equity ownership percentage acquired	100.00%
Cash paid	$ 2,371
Fair value of equity consideration	1,152
Number of professionals who joined the Company	90
Additional contingent considerations period based on specific earnings objectives	3 years
Beijing Yunxiang Weiye Information Technology Co Ltd
Subsequent Event [Line Items]
Percentage of Equity interest owned	50.00%